Intangible Assets (Details) - Schedule of Intangible Assets - CAD ($)		9 Months Ended		12 Months Ended
		Jun. 30, 2024		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Cost
Cost, balance		$ 50,383,194		$ 75,528,950		$ 54,915,617		$ 34,256,724
Additions		10,947,003		13,898,252		15,345,974		17,062,025
Borrowing costs		6,436,722	[1]	3,898,829	[2]	6,994,197		6,304,340
Accumulated amortization and impairment, balance		4,545,086		40,767,761		2,078,321		1,389,664
Amortization		422,524		404,029		481,937		688,657
Impairment				5,791,439		38,207,503
Write-offs	[3]			(42,418,143)
Accumulated amortization and impairment, balance		4,967,610		4,545,086		40,767,761		2,078,321
Net book value		62,518,850		45,838,108		34,761,189		52,837,296
R&D tax credits (note 23)		(266,746)		(256,234)		(776,050)		(995,506)
Grants (note 23)				(268,460)		(950,788)		(1,711,966)
Cost, balance		67,486,460		50,383,194		75,528,950		54,915,617
Patent [Member]
Cost
Cost, balance		3,450,455		2,321,660		1,966,646		1,658,213
Additions				1,128,795		355,014		348,073
Borrowing costs					[2]
Accumulated amortization and impairment, balance		1,059,007		798,878		678,067		512,852
Amortization				260,129		120,811		165,215
Impairment
Write-offs	[3]
Accumulated amortization and impairment, balance				1,059,007		798,878		678,067
Net book value				2,391,448		1,522,782		1,288,579
R&D tax credits (note 23)
Grants (note 23)								(39,640)
Cost, balance				3,450,455		2,321,660		1,966,646
Licenses [Member]
Cost
Cost, balance		1,186,337		2,610,533		2,595,473
Additions						15,060
Borrowing costs			[1]		[2]
Accumulated amortization and impairment, balance		1,183,761		1,147,272		910,756
Amortization		2,576		36,489		236,516
Impairment				1,424,196
Write-offs	[3]			(1,424,196)
Accumulated amortization and impairment, balance		1,186,337		1,183,761		1,147,272		910,756
Net book value				2,576		1,463,261
R&D tax credits (note 23)
Grants (note 23)
Cost, balance		1,186,337		1,186,337		2,610,533		2,595,473
Software [Member]
Cost
Cost, balance		575,719		575,719		494,149		457,382
Additions								44,025
Borrowing costs			[1]		[2]
Accumulated amortization and impairment, balance		520,998		476,003		399,808		269,323
Amortization		25,081		44,995				130,485
Impairment
Write-offs	[3]
Accumulated amortization and impairment, balance		546,079		520,998		476,003		399,808
Net book value		29,640		54,721				94,341
R&D tax credits (note 23)
Grants (note 23)								(7,258)
Cost, balance		575,719		575,719		575,719		494,149
Development costs [Member]
Cost
Cost, balance		45,075,873	[4],[5]	69,926,228	[4]	49,764,539
Additions		10,512,229	[5]	12,769,457	[4]	14,894,330	[6],[7]
Borrowing costs		6,436,722	[1],[5]	3,898,829	[2],[4]	6,994,197	[8]
Accumulated amortization and impairment, balance		1,708,264	[4],[5]	38,278,286	[4]	28,374
Amortization		100,596	[5]	56,682	[4]	42,409
Impairment				4,367,243	[4]	38,207,503	[9]
Write-offs	[3],[4]			(40,993,947)
Accumulated amortization and impairment, balance		1,808,860	[5]	1,708,264	[4],[5]	38,278,286	[4]	28,374
Net book value		59,935,505	[5]	43,367,609	[4]	31,647,942	[10]
R&D tax credits (note 23)		(266,746)	[5]	(256,234)	[4]	(776,050)
Grants (note 23)				(268,460)	[4]	(950,788)
Cost, balance		61,744,365	[5]	45,075,873	[4],[5]	69,926,228	[4]	49,764,539
Others [Member]
Cost
Cost, balance		94,810		94,810		94,810		94,810
Additions
Borrowing costs			[1]		[2]
Accumulated amortization and impairment, balance		73,056		67,322		61,316		54,396
Amortization		3,930		5,734		6,006		6,920
Impairment
Write-offs	[3]
Accumulated amortization and impairment, balance		76,986		73,056		67,322		61,316
Net book value		17,824		21,754		27,488		33,494
R&D tax credits (note 23)
Grants (note 23)
Cost, balance		$ 94,810		94,810		94,810		94,810
Software [Member]
Cost
Cost, balance				575,719		494,149
Additions						81,570
Borrowing costs
Accumulated amortization and impairment, balance				$ 476,003		399,808
Amortization						76,195
Impairment
Accumulated amortization and impairment, balance						476,003		399,808
Net book value						99,716
R&D tax credits (note 23)
Grants (note 23)
Cost, balance						575,719		494,149
Licences [member]
Cost
Cost, balance						2,595,473		2,592,589
Additions								2,884
Borrowing costs
Accumulated amortization and impairment, balance						910,756		538,907
Amortization	[11]							371,849
Accumulated amortization and impairment, balance								910,756
Net book value								1,684,717
R&D tax credits (note 23)
Grants (note 23)
Cost, balance								2,595,473
Development costs [Member]
Cost
Cost, balance						49,764,539		29,453,730
Additions	[11]							16,667,043
Borrowing costs	[12]							6,304,340
Accumulated amortization and impairment, balance						$ 28,374		14,186
Amortization								14,188
Accumulated amortization and impairment, balance								28,374
Net book value	[13]							49,736,165
R&D tax credits (note 23)								(995,506)
Grants (note 23)								(1,665,068)
Cost, balance								$ 49,764,539

[1]	The capitalization rates used to determine the amount of general borrowing costs eligible for capitalization during the three and nine months ended June 30, 2024 were 17% and 12% respectively.
[2]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2023 was 17%.
[3]	During the fiscal year 2023, an impairment expense amounting to $5,791,439 was recognized: i. During the first quarter of 2023, the Company reviewed its September 30,2022 transition plan resulting in certain development costs and licenses no longer expected to be used. Consequently, certain intangible assets were no longer expected to be used and the test was performed at the asset level. These assets had a carrying amount of $5,791,439 and were completely written-off, resulting in an impairment expense of the same amount, including the license related to the development of Components technology projects for $1,424,196; ii. The Company performs an annual impairment test for its goodwill and intangible assets not yet available through the assessment of the recoverable amount of the CGU to which they belong. The CGU selected for impairment testing was identified based on the level at which goodwill is monitored for internal management purposes, and to which the intangible assets not yet available for use pertain; and
[4]	Including $43,267,013 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.
[5]	Including $56,215,716 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.
[6]	Amortization of $224,873 related to a specific license is capitalized in development costs as the licensed intellectual property and technology is used in development projects which are eligible for capitalization.
[7]	The additions to Development costs include an equity-settled related party transaction of $3,703,920. The acquisition is accounted for as an asset acquisition, and not a business combination, as the acquired set of assets does not meet the definition of a business based on the performance of the concentration test under IFRS 3, Business Combinations. Related transactions costs of $798,778 were recognized in the consolidated statement of loss. Refer to Note 16.
[8]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2022 was 16%.
[9]	As a result of LeddarTech’s transition into an Automotive Software Business Model, the Company tested its non-financial assets for impairment. As at September 30, 2022, an impairment expense amounting to $38,207,503 was recognized: i. Certain intangible assets were no longer expected to be used and the test was performed at the asset level. These assets had a carrying amount of $7,975,234 and were completely written-off, resulting in an impairment expense of the same amount; and ii. Certain intangible assets within a CGU were still expected to be used but their related recoverable amount ($2,233,781) was determined to be less than their related carrying value ($32,466,050). Consequently, an impairment loss of $30,232,269 was recognized. The value in use of these assets were determined to be higher than the fair value less cost of disposal, hence corresponding to the recoverable amount. The value in use is based on the net present value of the future cash flows expected to arise from a potential license agreement, discounted at a rate of 27.5%. The discount rate is based on an estimated weighted average cost of capital (“WACC”) for the Company, adjusted to reflect the risks related to the projected cash flows of these assets. The model is particularly sensitive to the future expected cash flows in the upcoming periods, should these not be realized, an impairment loss may be needed in future periods.
[10]	Including $31,560,716 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.
[11]	Amortization of $224,873 related to a specific license is capitalized in development costs as the licensed intellectual property and technology is used in development projects which are eligible for capitalization.
[12]	The capitalization rate used to determine the amount of general borrowing costs eligible for capitalization during the year ended September 30, 2021 was 21%.
[13]	Including $49,695,492 not yet available for use for which amortization begins when development is completed, and the asset is available for use. Such development costs are related to projects to develop and enhance the technology and capabilities with respect to autonomous driving and ADAS applications.